UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

Franklin LibertyQ Emerging Markets ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LibertyQ Global Dividend ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LibertyQ Global Equity ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LibertyQ International Equity Hedged ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Liberty U.S. Low Volatility ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Liberty Investment Grade Corporate ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Liberty International Opportunities ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LibertyQ U.S. Equity ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LibertyQ U.S. MidCap Equity ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin LibertyQ U.S. Small Cap Equity ETF

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Franklin Templeton ETF Trust

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.